Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2019
Fair Value Measurements
Schedule of financial instruments measured at fair value on a recurring basis by level within the fair value hierarchy

	Fair Value Measurements
	Quoted Price in	Significant
	Active Market	Other	Unobservable
	for Identical	Observable	Inputs
	Assets (Level 1)	Inputs (Level 2)	(Level 3)
	RMB	RMB	RMB
Recurring
As of December 31, 2019:
Short-term investments:
Debt securities:
Trading	—	795,849	—
Equity securities:
Marketable	11,925	—	—
	11,925	795,849	—

Schedule of fair value instruments on unobservable input reconciliation

	Fair Value Measurements
	Quoted Price in	Significant
	Active Market	Other	Unobservable
	for Identical	Observable	Inputs
	Assets (Level 1)	Inputs (Level 2)	(Level 3)
	RMB	RMB	RMB
As of December 31, 2018:
Short term investments:
Debt securities:
Held-to-maturity	—	7,630,689	—
As of December 31, 2019:
Short-term investments:
Debt securities:
Held-to-maturity	—	34,481,053	—
Convertible bonds	—	8,037,280	—